Shareholder Report, Holdings (Details) - C000254724 [Member]	May 31, 2025
Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%